Right-of-use asset (Details Narrative)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease terms	2 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease terms	3 years